Revenue - Future sales commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 3,123,998
USD/CAD average foreign exchange rate	1.3
Reportable Segments Member | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 550,427
Reportable Segments Member | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	452,760
Reportable Segments Member | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	358,482
Reportable Segments Member | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	319,500
Reportable Segments Member | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	316,788
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,126,041
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,468,662
Uranium [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	271,642
Uranium [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	183,422
Uranium [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	145,920
Uranium [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	169,234
Uranium [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	166,015
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	532,429
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,647,094
Fuel Services [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	274,755
Fuel Services [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	265,126
Fuel Services [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	212,562
Fuel Services [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	150,266
Fuel Services [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	150,773
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	593,612
Other Segment [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	8,242
Other Segment [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,030
Other Segment [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,212
Other Segment [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 0